UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one): [ ] is a restatement
					   [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name: Jacobs and Company
Address: 595 Market Street
	   Suite 1140
         San Francisco, CA 94105

13F File Number: 28-6710

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correctly and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  Thomas Newmeyer
Title: Partner
Phone: 415-777-1617
Signature, place, and date of signing:

	Thomas Newmeyer  San Francisco, CA    July 23, 2009

Report type (check only one):

[X]	13F Holding Report
[ ] 	13F Notice
[ ] 	13F Combination Report

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

Form 13F SUMMARY PAGE

Report Summary:

Number of other included managers:    none

Form 13F information table entry total: 79

Form 13F information table value total: $123,007,000

                                                 Form 13F Information T
                                                 Value         Shares  SH/ InvstOther  Voting  Authority
Name of Issuer          Title of Class  CUSIP       (x$1,000)    Prn Amt  PRN DscreManager  (a)Sole (b) (c) None


3M                             COM      604059 10 5    2,990       49,767 SH   SOLE              0   0   49,767
Abbott Labs                    COM      002824 10 0    2,191       46,597 SH   SOLE              0   0   46,597
Adobe Sys Inc	             COM      00724F 10 1      801       28,325 SH   SOLE              0   0   28,325
Amgen Inc.                     COM      031162 10 0    1,806       34,130 SH   SOLE              0   0   34,130
Anadarko Petroleum             COM      032511 10 7      727       16,020 SH   SOLE              0   0   16,020
AT&T Corp                  COM NEW      00206R 10 2    2,839	114,296 SH   SOLE              0   0  114,296
Auto Data Processing In        COM      053015 10 3    1,597       45,070 SH   SOLE              0   0   45,070
Bank of America Corporation    COM      060505 10 4      596       45,180 SH   SOLE              0   0   45,180
Baxter Intl Inc                COM      071813 10 9    3,072       58,008 SH   SOLE              0   0   58,008
Becton Dickinson & Co          COM      075887 10 9    2,157	 30,258 SH   SOLE              0   0   30,258
Berkshire Hathaway Inc Del    CL B      084670 20 7    1,117          386 SH   SOLE              0   0      386
Boeing Co                      COM      097023 10 5    1,565       36,833 SH   SOLE              0   0   36,833
BP PLC               SPONSORED ADR      110889 40 9    2,854       59,874 SH   SOLE              0   0   59,874
Cadbury Schweppes PLC          ADR      127209 30 2      798       23,222 SH   SOLE              0   0   23,222
Chevron Corp New               COM      166764 10 0    3,730       56,302 SH   SOLE              0   0   56,302
Cisco Sys Inc                  COM      17275R 10 2    2,650      142,133 SH   SOLE              0   0  142,133
Citigroup Inc              COM      172967 10 1       52       17,541 SH   SOLE              0   0   17,541
Coca Cola Co                   COM      191216 10 0    1,971       41,074 SH   SOLE              0   0   41,074
ConocoPhillips                 COM      20825C 10 4    1,174       27,920 SH   SOLE              0   0   27,920
Corning Inc                    COM      219350 10 5    1,548       96,434 SH   SOLE              0   0   96,434
Costco Whsl Corp New           COM      22160Q 10 2    1,887       41,220 SH   SOLE              0   0   41,220
Disney Walt Co.                COM      254687 10 6    1,368       58,675 SH   SOLE              0   0   58,675
Dr Pepper Snapple Group        COM      26138E 10 9      427       20,191 SH   SOLE              0   0   20,191
EMC Corp Mass                  COM      268648 10 2    1,298       99,125 SH   SOLE              0   0   99,125
Ebay Inc                       COM      278642 10 3      572       33,400 SH   SOLE              0   0   33,400
Electronic Arts Inc            COM      285512 10 9      499       22,975 SH   SOLE              0   0   22,975
Emerson Elec Co                COM      291011 10 4    1,653       51,023 SH   SOLE              0   0   51,023
Exxon Mobil Corp               COM      30231G 10 2    3,869       55,352 SH   SOLE              0   0   55,352
Frontier Communications        COM      35906A 10 8      500       70,065 SH   SOLE              0   0   70,065
General Electric Co            COM      369604 10 3    1,470      125,477 SH   SOLE              0   0  125,477
Gilead Sciences Inc.           COM      375558 10 3      468       10,000 SH   SOLE              0   0   10,000
Google Inc.                  CL  A      38259P 50 8    1,848        4,385 SH   SOLE              0   0    4,385
Hewlett-Packard Co             COM      428236 10 3    3,239       83,819 SH   SOLE              0   0   83,819
Home Depot Inc                 COM      437076 10 2    1,250       52,911 SH   SOLE              0   0   52,911
Honeywell Int'l.               COM      438516 10 6      514       16,400 SH   SOLE              0   0   16,400
Hubbell Inc                  CL  A      443510 10 2      641       21,475 SH   SOLE              0   0   21,475
Hubbell Inc                  CL  B      443510 20 1      582       18,174 SH   SOLE              0   0   18,174
Hutton Tele Trust              COM      447900 10 1       54       24,000 SH   SOLE              0   0   24,000
Icoa Inc.                      COM      449292 20 0        0       50,000 SH   SOLE              0   0   50,000
Intel Corp                     COM      458140 10 0    4,004      241,972 SH   SOLE              0   0  241,972
Intl Business Machs            COM      459200 10 1    5,589       53,527 SH   SOLE              0   0   53,527
Intl Game Technolog            COM      459902 10 2      523       32,925 SH   SOLE              0   0   32,925
Johnson & Johnson              COM      478160 10 4    3,839       67,603 SH   SOLE              0   0   67,603
Lilly Eli & Co.                COM      532457 10 8    1,813       52,358 SH   SOLE              0   0   52,358
Masco Corp                     COM      574599 10 6      329       34,394 SH   SOLE              0   0   34,394
Mc Cormick & Co Inc    COM NON VTG      579780 20 6    2,021       62,132 SH   SOLE              0   0   62,132
Medtronic Inc                  COM      585055 10 6    1,062       30,456 SH   SOLE              0   0   30,456
Merck & Co Inc                 COM      589331 10 7      595       21,314 SH   SOLE              0   0   21,314
Microsoft Corp                 COM      594918 10 4    2,778      116,883 SH   SOLE              0   0  116,883
Motorola Inc                   COM      620076 10 9      280       42,255 SH   SOLE              0   0   42,255
Mueller Water Products        CL A      624758 10 8      163       43,714 SH   SOLE              0   0   43,714
New York Times Co             CL A      650111 10 7       72       13,127 SH   SOLE              0   0   13,127
Nike Inc.                     CL B      654106 10 3    1,383       26,710 SH   SOLE              0   0   26,710
Oracle Corp		             COM      68389X 10 5      832       38,848 SH   SOLE              0   0   38,848
Pentair Inc.                   COM      709631 10 5    1,163       45,410 SH   SOLE              0   0   45,410
Pepsico Inc                    COM      713448 10 8    4,325       78,697 SH   SOLE              0   0   78,697
Pfizer Inc                     COM      717081 10 3    2,905      193,687 SH   SOLE              0   0  193,687
Procter & Gamble Co            COM      742718 10 9    3,561       69,704 SH   SOLE              0   0   69,704
Research In Motion             COM      760975 10 2    1,051       14,795 SH   SOLE              0   0   14,795
Royal Dutch Shell PLC  SPONS ADR A      780259 20 6      322        6,416 SH   SOLE              0   0    6,416
Schlumberger Ltd               COM      806857 10 8    3,738       69,086 SH   SOLE              0   0   69,086
Snap On Inc                    COM      833034 10 1      673       23,440 SH   SOLE              0   0   23,440
Spectra Energy Corp            COM      847560 10 9      799       47,235 SH   SOLE              0   0   47,235
Starbucks Corp                 COM      855244 10 9      885       63,725 SH   SOLE              0   0   63,725
Sysco Corp                     COM      871829 10 7    1,661       73,932 SH   SOLE              0   0   73,932
Target Corp                    COM      87612e 10 6    2,306       58,446 SH   SOLE              0   0   58,446
Time Warner Inc                COM      887317 10 5      359       14,284 SH   SOLE              0   0   14,284
Union Pac Corp                 COM      907818 10 8    1,054       20,250 SH   SOLE              0   0   20,250
United Natural Foods Inc       COM      911163 10 3      228        8,700 SH   SOLE              0   0    8,700
United Parcel Service Inc      COM      911312 10 6    2,298       45,975 SH 	 SOLE              0   0   45,975
Verizon Communications         COM      92343v 10 4    1,985       64,607 SH   SOLE              0   0   64,607
Visa Inc                      CL A      92826C 83 9    1,062       17,070 SH   SOLE              0   0   17,070
Vodafone Group PLC   SPONSORED ADR      92857W 10 0    1,056       54,222 SH   SOLE              0   0   54,222
Wal Mart Stores Inc            COM      931142 10 3    1,202       24,825 SH   SOLE              0   0   24,825
Walgreen Co.                   COM      931422 10 9    1,981       67,395 SH   SOLE              0   0   67,395
Watts Water Tech Inc.         CL A      942749 10 2      806       37,460 SH   SOLE              0   0   37,460
Wyeth                          COM	    983024 10 0    2,046       45,076 SH   SOLE              0   0   45,076
Yahoo Inc                      COM      984332 10 6      809       51,675 SH   SOLE              0   0   51,675
Zimmer Hldgs Inc               COM      98956P 10 2    1,074       25,225 SH   SOLE              0   0   25,225
